JPMorgan Small Cap Blend Fund Average Annual Total Returns - R2 R3 R4 R5 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(2.53%)	2.73%	10.56%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.73%)	1.87%	8.51%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.58%)	1.99%	7.99%